7. Warrants	12 Months Ended
Aug. 31, 2020
Warrants Abstract
Warrants

Note 7 – Warrants

Since August 31st, 2019, the company has issued no Warrants. The only Warrants outstanding are 5,000,000 Warrants to two entities from 2018, with a strike price of $1.00 per Warrant and are exercisable until August 24th, 2023.

1.	On September 24, 2018, as part of a securities purchase agreement the company issued 5,000,000 Warrants, to purchase common shares of the Company at $1.00 per share; said Warrants are valid for five years, expiring on August 24th, 2023.

The fair value of each warrant is approximately $0.556 and the total value of the 5,000,000 warrants is $2,784,387

The fair value of the warrants are estimated using the Black Scholes option-pricing model with the following assumptions:

PV of exercise Share price	$1
Expected Volatility	102.0%
Risk Free Interest Rate	1.58%
Expected Term (years)	5
Expected Dividend Yield	0%

2.	On December 12, 2018 the company granted 50,000 Warrants to an advisor, to purchase 50,000 common shares of the Company at $1 per share; said Warrants are valid for one year, expiring on December 12, 2019.

The fair value of each warrant is approximately $0.0.0874 and the total value of the 50,000 warrants issued was $4,370.

The fair value of the warrants are estimated using the Black Scholes option-pricing model with the following assumptions:

PV of exercise Share price	$1
Expected Volatility	112.72%
Risk Free Interest Rate	2.7%
Expected Term (years)	1
Expected Dividend Yield	0%

The said Warrants expired on December 12, 2019.

3.	On June 19, 2019 the company granted 125,000 Warrants each to two of its directors totaling 250,000 Warrants, to purchase common shares of the Company at $0.30 per share; said Warrants are valid for one year, expiring on June 19, 2020.

The fair value of each warrant is approximately $0.1224 and the total value of the 250,000 warrants issued was $30,600.

The fair value of the warrants are estimated using the Black Scholes option-pricing model with the following assumptions:

PV of exercise Share price	$0.3
Expected Volatility	100.34%
Risk Free Interest Rate	1.96%
Expected Term (years)	1
Expected Dividend Yield	0%

The said Warrants expired on June 19, 2020.

The following table presents the warrant activity for the years ended August 31, 2020 and 2019.

	2020		2019		2018
	Weighted Average Exercise		Weighted Average Exercise		Weighted Average Exercise
	Warrants	Price	Warrants	Price	Warrants	Price
Warrants outstanding as of September 1	5,300,000	$1.00	500,000	$1.00	1,566,671	$0.02
Issued	–	$–	5,300,000	$0.97	1,000,000	$2.00
Exercised	–	$–	–	$–	(500,000)	$0.02
Expired	(300,000)	$0.42	(1,000,000)	$2.00	(1,066,671)	$0.20
Warrants outstanding as of August 31	5,000,000	$1.00	5,300,000	$0.97	1,000,000	$2.00

Warrants exercisable as of August 31	5,000,000	$1.00	5,300,000	$0.97	1,000,000	$2.00

The weighted average remaining contractual life for the options outstanding as of August 31, 2020 was 3 years.